Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Ready Assets U.S.A. Government Money Fund
Prospectus Date	rr_ProspectusDate	Aug. 28, 2015
Document Creation Date	dei_DocumentCreationDate	Apr. 13, 2016